OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following as of March 31, 2022 and December 31, 2021

	As of March 31, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Accrued audit fees	$-	$12,000
Other payables	4,283	1,349
Total other payables and accrued liabilities	$4,283	$13,349

Other payables and accrued liabilities consisted of the following as of June 30, 2022 and December 31, 2021

	As of June 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Accrued audit fees	$-	$12,000
Other payables	2,032	1,349
Total other payables and accrued liabilities	$2,032	$13,349

Other payables and accrued liabilities consisted of the following as of September 30, 2022 and December 31, 2021

	As of September 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)
Accrued audit fees	$-	$12,000
Other payables	4,234	1,349
Total other payables and accrued liabilities	$4,234	$13,349

Other payables and accrued liabilities consisted of the following as of December 31, 2021

As of December 31, 2021
Accrued audit fees	12,000
Other payables	1,349
Total other payables and accrued liabilities	$13,349